Cover	Feb. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K (the “Form 8-K”) filed by the Safe & Green Holdings Corp. on February 22, 2024. The purpose of this amendment is to include functioning hyperlinks to Exhibits 4.1, 4.2, 10.1 and 10.2 under Item 9.01 in the Form 8-K. No other changes have been made to the Form 8-K other than the changes described above.
Document Period End Date	Feb. 15, 2024
Entity File Number	001-38037
Entity Registrant Name	SAFE & GREEN HOLDINGS CORP.
Entity Central Index Key	0001023994
Entity Tax Identification Number	95-4463937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	990 Biscayne Blvd
Entity Address, Address Line Two	#501
Entity Address, Address Line Three	Office 12
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SGBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false